Employee benefits (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Employee Benefits [Abstract]
Expected Contributions to plan on gratuity fund, net defined benefit liability asset	₨ 147,031	₨ 124,991
Contributions to plan, net defined benefit liability (asset)	115,505	102,340	₨ 85,006
Contributions to plan by employer, net defined benefit liability (asset)	₨ 8,648	₨ 8,692